FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of financial asset	$ 0	$ 210
Current [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of financial asset	0	210
Noncurrent [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of financial asset	0	0
Funds [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of financial asset	$ 0	$ 210